UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Longview Partners (Guernsey) Limited
Address: PO Box 559
         Sarnia House, Le Truchot
         St Peter Port, Guernsey, Channel Islands  GY1 6JG

13F File Number:  028-12889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Phil Corbet
Title:     Compliance Officer
Phone:     +44 1481 712 414

Signature, Place, and Date of Signing:

  /s/  Phil Corbet     Guernsey, Channel Islands     July 17, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    25

Form 13F Information Table Value Total:    $7,810,127 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   028-12890                     Longview Partners LLP

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101   357119  3985705 SH       DEFINED 01            2688936        0  1296769
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101   356548  5933566 SH       DEFINED 01            4007966        0  1925600
AON PLC                        SHS CL A         G0408V102   336892  7201627 SH       DEFINED 01            4788937        0  2412690
ARROW ELECTRS INC              COM              042735100    74430  2268525 SH       DEFINED 01            1524157        0   744368
AVNET INC                      COM              053807103    82478  2672636 SH       DEFINED 01            1795295        0   877341
BANK OF NEW YORK MELLON CORP   COM              064058100   358835 16347851 SH       DEFINED 01           11008186        0  5339665
CA INC                         COM              12673P105   398279 14702065 SH       DEFINED 01            9799650        0  4902415
CISCO SYS INC                  COM              17275R102   325522 18958785 SH       DEFINED 01           12675530        0  6283255
COVIDIEN PLC                   SHS              G2554F113   373796  6986848 SH       DEFINED 01            4706059        0  2280789
DELPHI AUTOMOTIVE PLC          SHS              G27823106   310739 12185849 SH       DEFINED 01            8047606        0  4138243
DUN & BRADSTREET CORP DEL NE   COM              26483E100   162419  2282130 SH       DEFINED 01            1533124        0   749006
FIDELITY NATL INFORMATION SV   COM              31620M106   424618 12459445 SH       DEFINED 01            8352407        0  4107038
FISERV INC                     COM              337738108   415794  5757319 SH       DEFINED 01            3878385        0  1878934
HEWLETT PACKARD CO             COM              428236103   166207  8264905 SH       DEFINED 01            5802965        0  2461940
L-3 COMMUNICATIONS HLDGS INC   COM              502424104   266584  3602004 SH       DEFINED 01            2541413        0  1060591
LABORATORY CORP AMER HLDGS     COM NEW          50540R409   263551  2845814 SH       DEFINED 01            1933817        0   911997
NORTHROP GRUMMAN CORP          COM              666807102   279973  4388979 SH       DEFINED 01            2955607        0  1433372
ORACLE CORP                    COM              68389X105   313263 10547582 SH       DEFINED 01            7082853        0  3464729
PFIZER INC                     COM              717081103   396888 17256008 SH       DEFINED 01           11229863        0  6026145
QUEST DIAGNOSTICS INC          COM              74834L100   282813  4721418 SH       DEFINED 01            3149180        0  1572238
TE CONNECTIVITY LTD            REG SHS          H84989104   322739 10114036 SH       DEFINED 01            6782298        0  3331738
TIME WARNER INC                COM NEW          887317303   396741 10304966 SH       DEFINED 01            6896075        0  3408891
WELLS FARGO & CO NEW           COM              949746101   406856 12166733 SH       DEFINED 01            8246033        0  3920700
YUM BRANDS INC                 COM              988498101   366684  5692082 SH       DEFINED 01            3763768        0  1928314
ZIMMER HLDGS INC               COM              98956P102   370359  5754491 SH       DEFINED 01            3867979        0  1886512